Other Financial Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2018
Miscellaneous Liabilities [Abstract]
Disclosure of other financial liabilities and other liabilities

25. OTHER FINANCIAL LIABILITIES AND OTHER LIABILITIES

Other financial liabilities and other liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Other financial liabilities:
Accounts payable	4,692,320	5,409,268
Accrued expenses	2,049,861	2,224,330
Borrowings from trust accounts	3,271,817	3,747,492
Agency business revenue	344,591	396,735
Foreign exchange payables	590,667	539,554
Domestic exchange settlement credits	1,309,646	7,134,966
Other miscellaneous financial liabilities	1,635,156	1,992,663
Present value discount	(1,597)	(2,484)

Sub-total	13,892,461	21,442,524

Other liabilities:
Unearned income	180,664	204,034
Other miscellaneous liabilities	103,317	142,044

Sub-total	283,981	346,078

Total	14,176,442	21,788,602